RELATED PARTIES - Revenue and operating transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Total revenues from related parties	₽ 4,932	₽ 4,352	₽ 3,349
Total operating (income) / expenses incurred on transactions with related parties	(1,137)	2,396	4,053
Segezha Group
RELATED PARTIES
Total revenues from related parties	1,790	74	23
Sitronics
RELATED PARTIES
Total revenues from related parties	1,018	1,195	303
Total operating (income) / expenses incurred on transactions with related parties	107	20
Kronshtadt
RELATED PARTIES
Total revenues from related parties	303	58	13
MTS Belarus
RELATED PARTIES
Total revenues from related parties	296	296	248
Total operating (income) / expenses incurred on transactions with related parties	87	104	121
Leader-Invest
RELATED PARTIES
Total revenues from related parties	203	56	4
Zifrovoe TV
RELATED PARTIES
Total revenues from related parties	193	508	724
Medsi Group
RELATED PARTIES
Total revenues from related parties	157	166	156
BashRES
RELATED PARTIES
Total revenues from related parties	129	53	89
Sistema
RELATED PARTIES
Total revenues from related parties	127	80	32
Total operating (income) / expenses incurred on transactions with related parties	377	284
Detskii Mir
RELATED PARTIES
Total revenues from related parties	101	175	188
MTS Bank
RELATED PARTIES
Total revenues from related parties		1,271	1,507
Total operating (income) / expenses incurred on transactions with related parties		1,217	2,259
Other related parties
RELATED PARTIES
Total revenues from related parties	615	420	62
Total operating (income) / expenses incurred on transactions with related parties	550	339	378
Koncel
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	(3,328)	(1,141)
Key management personnel of the Group and its parent
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	1,973	705
AB Safety
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	299	324	302
Jet Air Group
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	142	135	172
Project Michurinskiy
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	104	28
UK LandProfit
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	45	17
Business Nedvizhimost
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	(1,301)	39	₽ 821
Sistema Finance
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	(289)	₽ 325
Sistema Capital
RELATED PARTIES
Total operating (income) / expenses incurred on transactions with related parties	₽ 97